PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.5%
Municipal Bonds
Alabama 2.0%
Alabama Pub. Sch. & Clg. Auth. Rev., Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,265	$1,603,554
Black Belt Energy Gas Dist. Rev.,
Proj. No. 4, Series A-1 (Mandatory put date 12/01/25)	4.000(cc)	12/01/49	4,300	4,795,854
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	3,000	3,398,434
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	3,000	3,416,003
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	2,000	2,440,996
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	543,742
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	545,018

Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	1,012,766
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,626,525
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 1, Series A (Mandatory put date 10/01/28)	4.000(cc)	11/01/51	1,000	1,165,475
Proj. No. 2, Series B (Mandatory put date 12/01/31)	4.000(cc)	12/01/51	800	970,184
				21,518,551
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	3,390,765
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,967,329

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,619,739
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,272,777
Valdez Rev., Exxon Pipeline Co. Proj., Rfdg., FRDD (Mandatory put date 12/01/21)	0.030(cc)	10/01/25	500	500,000
				8,750,610
Arizona 3.2%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B, 3 Month LIBOR + 0.810%	0.898(c)	01/01/37	2,280	2,287,405
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000	02/01/28	1,000	1,237,478

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Arizona Indl. Dev. Auth. Rev., (cont’d.)
Phoenix Children’s Hosp., Series A	5.000%	02/01/29	650	$820,734
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	386,422

Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,145,026
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,000	1,218,391
Maricopa Cnty. Spl. HealthCare Dist., Series D, GO	5.000	07/01/28	850	1,067,537
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,546,204
Series A, AMT	5.000	07/01/47	2,000	2,345,420
Sr. Lien, AMT	5.000	07/01/48	2,000	2,385,916
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,280,288

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,082,077
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,457,792
Forward Delivery, Series A, Rfdg.	5.000	01/01/28	875	1,091,523
Series A, Rfdg.	4.000	01/01/38	2,000	2,284,018
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,800	3,656,739
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,903,180
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,620,299
				34,816,449
California 9.0%
Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,500	1,743,253
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	3,860	4,252,705
Bay Area Toll Auth. Rev., Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	2,000	2,450,912
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	610	610,164
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Hlth. Sys., Series A, Rfdg.(hh)	4.000	08/15/48	3,000	3,557,909
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.(hh)	4.000	05/15/51	2,500	2,856,053
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,140,378

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

California Infrast. & Econ. Dev. Bank Rev., Brightline West Passenger Rail Proj., Rmkt., Series A, AMT (Mandatory put date 02/01/22), 144A	0.200%(cc)	01/01/50	1,550	$1,549,774
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,250,690
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 12/01/21)	0.040(cc)	12/01/29	1,770	1,770,000
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,750	3,255,580
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	999,361
California St.,
GO	5.000	03/01/45	3,000	3,391,200
GO, Rfdg.	5.000	11/01/28	2,500	3,178,540
GO, Rfdg.	5.000	12/01/28	1,200	1,528,661
GO, Rfdg.	5.000	08/01/45	500	572,676
GO, Rfdg.	5.000	08/01/46	1,500	1,764,953
Var. Purp., GO	5.000	04/01/42	7,000	7,104,460
Var. Purp., GO	5.250	04/01/35	1,250	1,270,525
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,495,779
California St. Pub. Wks. Brd. Lease Rev.,
Forward Delivery, Series A, Rfdg.	5.000	02/01/28	2,360	2,934,214
Series C, Rfdg.(hh)	5.000	08/01/28	875	1,048,435
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,075	1,262,764
Series A-1, Rfdg.	5.000	06/01/28	3,255	3,915,230
Series A-1, Rfdg.	5.000	06/01/29	1,400	1,682,691
Series A-1, Rfdg.	5.000	06/01/30	1,820	2,235,599
Series A-1, Rfdg.	5.000	06/01/33	3,050	3,718,689
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,868,131
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,140	1,577,166
Series A	5.500	11/15/37	1,000	1,493,352
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,133,302
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,659,602
Sr. Series C, AMT	5.000	05/15/28	1,075	1,343,180
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,233,342

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B	5.000	07/01/34	2,500	2,680,632
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	3,240,532

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	0.905%(t)	08/01/25	2,000	$1,934,829
Port of Oakland Rev., Sr. Lien, Series P, Rfdg., AMT (Pre-refunded date 05/01/33)(ee)	5.000	05/01/33	1,750	1,782,682
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,183,748
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded 07/01/23)(ee)	5.000	07/01/43	2,000	2,129,372
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/38	1,000	1,067,126

San Diego Cnty. Wtr. Auth. Rev., Green Bond, Series A, Rfdg.	5.000	05/01/28	750	949,366
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,065,697
Series A, Rfdg., AMT	5.000	05/01/31	3,000	3,931,301

Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	891,811
				97,706,366
Colorado 2.7%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	2,121,445
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,655,522
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	3,175,332
Commonspirit Hlth., Series B-2 (Mandatory put date 02/01/26)	5.000(cc)	08/01/49	2,465	2,895,373
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	1,500	1,616,874

Colorado Springs Co. Util. Sys. Rev., Series C	5.000	11/15/27	1,000	1,241,192
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,291,659
Series A, Rfdg., AMT	5.250	11/15/22	1,050	1,054,025
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,818,125
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,223,720
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,705,481
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,426,843
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,175	1,477,444

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000%	07/15/28	400	$491,302
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	500,162

Regl. Trans. Dist. Sales Tax Rev., Green Bond Fastracks Proj., Series B, Rfdg.	5.000	11/01/28	1,425	1,804,150
				29,498,649
Connecticut 3.0%
Connecticut St.,
Forward Delivery Social Bonds, Series D, GO, Rfdg.	5.000	07/15/28	4,500	5,667,972
Series 2021-A, GO	4.000	01/15/28	1,500	1,779,747
Series A, GO	4.000	01/15/33	2,000	2,402,594
Series A, GO	5.000	01/15/32	2,000	2,572,005
Series B, GO, Rfdg.	5.000	05/15/25	2,050	2,367,134
Series C, GO	5.000	06/15/28	1,200	1,508,905
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	997,403
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,456,795
Connecticut St. Spl. Tax Rev.,
Series A	5.000	05/01/28	2,500	3,127,400
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/27	1,325	1,616,993
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/29	4,065	5,198,395
Trans. Infrast., Series A	5.000	01/01/38	2,000	2,454,871
				32,150,214
Delaware 0.1%
Delaware Trans. Auth. Rev., Rfdg.	5.000	07/01/28	1,150	1,451,897
District of Columbia 2.1%
Dist. of Columbia Rev.,
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,569,153
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	926,954
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	790,637

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Dist. of Columbia Rev., (cont’d.)
KIPP DC Iss., Series A, Rfdg.	5.000%	07/01/37	1,250	$1,468,857

Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,465,454
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,933,236
Rfdg., AMT	5.000	10/01/26	3,335	3,980,815
Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,751,539
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,594,407
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,109,221

Washington Metropolitan Area Trans. Auth. Rev., Green Bond, Series A	5.000	07/15/28	1,960	2,470,776
				23,061,049
Florida 8.0%
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,399,456
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,633,797
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,667,433
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,259,280
Sr. Lien, Rfdg., AGM	5.000	07/01/28	3,000	3,780,295
Sr. Lien, Series D	5.000	07/01/29	780	997,747

Citizens Ppty. Ins., Inc. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,021,703
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,126,681
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	535,824
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,076,628

Florida Dev. Fin. Corp. Rev., Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	650,386
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,050	1,196,154
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,250	1,460,842

Gainesville Util. Sys. Rev., Series A-2	5.000	10/01/51	3,000	3,871,683

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Grtr. Orlando Avtn. Auth. Rev., Priority Sub. Series A, AMT	5.000%	10/01/42	5,000	$5,996,338
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT	5.000	10/01/25	1,270	1,374,982
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,497,736

JEA Elec. Sys. Rev., Sub. Series A, Rfdg.	5.000	10/01/28	9,000	11,225,852
Lee Cnty. Arpt. Rev., Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,713,312
Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,630,349
Miami Dade Cnty. Wtr. & Swr. Sys. Rev.,
Series B, Rfdg., AGM	5.250	10/01/22	5,145	5,361,794
Sub. Series	5.000	10/01/27	2,215	2,730,715
Wtr. Util. Imps.	5.000	10/01/30	1,530	2,006,788
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,100	2,518,499
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,175,896

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,523,048
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	568,134
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	4.000	07/01/48	2,860	3,254,447
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,441,770

South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,197,211
Tampa Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,090	3,153,608
Village CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	315	359,868
Spl. Assmt., Rfdg.	4.000	05/01/28	325	370,755
Spl. Assmt., Rfdg.	4.000	05/01/29	340	387,450

Village CDD No. 7, Spl. Assmt., Rfdg.	4.000	05/01/23	1,035	1,085,669
Village CDD No. 10, Spl. Assmt.	4.500	05/01/23	320	322,913
Village CDD No. 13,
Spl. Assmt.	3.375	05/01/34	490	516,978
Spl. Assmt., 144A	2.625	05/01/30	1,000	1,002,198
				87,094,219

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 2.3%
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000%	07/01/29	830	$1,051,220
Series B, Rfdg., AMT	5.000	07/01/30	1,500	1,935,819

Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.000	07/01/29	1,250	1,608,743
Georgia St. Road & Twy. Auth. Rev., Grant Anticipation Rev. Vehicle	5.000	06/01/27	2,630	3,217,936
Main Street Natural Gas, Inc. Rev.,
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	5,681,143
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,000	1,177,000
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,160	3,361,742

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	1,037,523
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	1,050	1,158,778
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,665,675
Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. of Art & Design Proj.	4.000	04/01/44	1,000	1,169,605
Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	2,120	2,351,160
				25,416,344
Hawaii 0.8%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,130,247
Series A, AMT	5.000	07/01/48	3,000	3,621,939

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,769,659
Hawaii St. Hwy. Fd. Rev., Hwy. Imps.	5.000	01/01/41	1,000	1,295,494
				8,817,339
Idaho 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Series A, Rfdg.(hh)	4.000	03/01/51	1,500	1,749,934
Idaho Hsg. & Fin. Assoc. Rev., Grant Anticipation Rev. Vehicle, Series A, Rfdg.	5.000	07/15/29	1,905	2,430,195
				4,180,129

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 11.7%
Chicago Brd. of Ed., Series C, GO, Rfdg.	5.000%	12/01/22	1,500	$1,568,247
Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,154,837
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT (Pre-refunded date 01/01/22)(ee)	5.000	01/01/32	2,000	2,007,576
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,474,715
Series B, Rfdg.	5.000	01/01/32	1,500	1,695,240
Sr. Lien, Series D	5.250	01/01/42	2,000	2,390,352
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,516,476
Transit Imps. (Pre-refunded date 12/01/21)(ee)	5.250	12/01/40	1,000	1,000,000
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,550	2,748,532
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	400,647
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	450	507,179
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,228,289
2nd Lien, Series A	5.000	01/01/47	1,000	1,170,006
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,378,764
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,865,416
2nd Lien, Series A-1	5.000	11/01/27	510	608,427
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,777,359
Chicago, IL,
Proj. Series A, GO	5.250	01/01/35	1,950	1,957,427
Proj. Series A, GO, Rfdg.	5.250	01/01/29	1,185	1,314,419
Rmkt., Series 2002B, GO	5.250	01/01/28	1,850	2,123,231
Rmkt., Series 2002B, GO	5.500	01/01/37	600	689,021
Rmkt., Series 2003B, GO, Rfdg.	5.500	01/01/30	1,000	1,153,748
Series A, GO	5.500	01/01/33	960	1,105,534
Series C, GO, Rfdg.	5.000	01/01/23	270	271,028
Series C, GO, Rfdg.	5.000	01/01/24	340	372,816
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,181,946

Cook Cnty., Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,315,147
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,805,297
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,405,026
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,584,978
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	1,300	1,535,097

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Fin. Auth. Rev., (cont’d.)
Univ. of Chicago, Series A, Rfdg.	5.000%	10/01/25	1,505	$1,754,670
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/28	1,955	2,466,877
Illinois St.,
GO	5.000	02/01/24	1,195	1,307,893
GO	5.000	11/01/30	500	590,383
GO	5.000	04/01/31	1,000	1,092,313
GO	5.250	02/01/29	2,000	2,185,800
GO, Rfdg.	5.000	08/01/24	2,000	2,061,950
GO, Rfdg.	5.000	02/01/25	1,315	1,486,937
Series A, GO	5.000	04/01/22	1,730	1,757,288
Series A, GO	5.000	12/01/39	2,500	2,956,518
Series A, GO, Rfdg.	5.000	10/01/28	750	919,303
Series C, GO	5.000	11/01/29	1,000	1,192,249
Series D, GO	5.000	11/01/22	1,950	2,032,291
Series D, GO	5.000	11/01/23	3,730	4,046,000
Series D, GO	5.000	11/01/26	6,150	7,288,664
Series D, GO	5.000	11/01/27	2,210	2,676,155

Illinois St. Sales Tax Rev., Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	2,034,870
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,274,408
Series C	5.000	01/01/39	2,000	2,250,092
Sr. Rev. Bonds, Series A, Rfdg.	5.000	01/01/28	5,000	6,179,959
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,150	4,051,352
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	2.238(t)	12/15/34	10,000	7,481,065
McCormick Place Expansion, Series A, CABS, NATL	2.355(t)	06/15/37	7,500	5,212,751

Metropolitan Wtr. Reclamation Dist. of Grtr. Chicago, Green Bond, Series A, GO(hh)	4.000	12/01/51	1,000	1,190,667
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded	5.000	06/01/27	1,470	1,736,812
Tob. Set. Funded	5.000	06/01/28	1,100	1,298,383

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	4,042,140
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,629,077
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,880,786

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,086,274
				127,470,704

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Indiana 1.0%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000%	12/01/25	2,230	$2,617,627
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	624,692

Indianapolis Loc. Pub. Impvt. Bank Rev., Courthouse & Jail Proj., Series A, Rfdg.	4.000	02/01/44	4,250	4,907,167
Whiting, IN Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,377,232
				10,526,718
Iowa 0.9%
PEFA, Inc. Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	7,815	9,202,281
Kansas 0.2%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,474,708
Kentucky 1.7%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,798,190
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,731,286
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	5,360	6,236,448
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	1,005,184
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,631,203

Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,249,787
				18,652,098
Louisiana 0.6%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	11,601
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,268,970

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)
Louisiana Pub. Facs. Auth. Rev., (cont’d.)
Tulane Univ. of Louisiana, Rfdg.	5.000%	04/01/29	1,000	$1,270,554

Louisiana St. Hwy. Impt. Rev., Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,396,755
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,525,388
				6,473,268
Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,477,038
Maine Hlth., Series A	5.000	07/01/28	1,140	1,435,813
				2,912,851
Maryland 0.5%
Maryland St. Dept. of Trans. Rev., Series 2022B, Rfdg.(hh)	5.000	12/01/28	1,000	1,202,894
Maryland St. Trans. Auth. Rev., Series A, Rfdg.	5.000	07/01/28	1,280	1,612,549
Washington Suburban Sanitary Commn. Rev., Consol. Pub. Impvt., 2nd Series	4.000	06/01/40	2,150	2,421,307
				5,236,750
Massachusetts 0.6%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500	07/01/27	1,325	1,665,215
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,797,325
Massachusetts St. Port Auth. Rev.,
Series A, AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/42	1,000	1,027,635
Series A, Rfdg., AMT	5.000	07/01/27	320	389,537
				6,879,712
Michigan 1.0%
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,500	1,869,054
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,298,201
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,923,260
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	3,562,673

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000%	12/01/28	1,500	$1,566,439
				11,219,627
Minnesota 0.2%
Rochester Rev., Mayo Clnc.	4.000	11/15/48	2,000	2,282,995
Mississippi 0.1%
Mississippi Bus. Fin. Corp. Rev., Poll. Ctrl., Rfdg.	3.200	09/01/28	500	527,743
Missouri 1.2%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,808,756
Series C, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/52	4,000	5,023,821

Univ. of Missouri Rev., Series B, Rfdg.	5.000	11/01/30	3,520	4,650,356
				13,482,933
Nebraska 1.1%
Central Plns. Energy. Proj. Rev., Proj. No. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,815,642
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,467,889
Nebraska Pub. Pwr. Dist. Rev., Series C, Rfdg.	5.000	01/01/30	2,050	2,644,087
Omaha Pub. Pwr. Dist. Rev., Series A	4.000	02/01/51	3,000	3,515,817
				12,443,435
New Hampshire 0.3%
New Hampshire Bus. Fin. Auth. Rev., Series A	4.000	07/01/51	2,285	2,693,149
New Jersey 7.5%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,586,067

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200%(cc)	10/01/39	1,250	$1,316,713
American Wtr. Co., Inc., Series B, Rfdg., AMT (Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	1,010,303
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	620,399
Sch. Facs. Construction	5.000	06/15/29	1,500	1,888,493
Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	2,950	3,113,556
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,328,335
Series BBB, Rfdg.	5.500	06/15/30	1,500	1,818,818

New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,753,349
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,809,014
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,200,972
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,872,672
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,074,333

New Jersey St. Sales Tax, Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	4,790	6,075,819
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,677,142
Series A	5.000	01/01/48	2,155	2,660,840
Series A, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	1,937,665
Series A, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,115	1,146,152
Series B, Rfdg.	5.000	01/01/27	2,165	2,610,698
Series D, Rfdg.	5.000	01/01/28	2,150	2,562,769
Series E, Rfdg.	5.000	01/01/32	2,030	2,496,085
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.(hh)	5.000	06/15/27	1,200	1,399,619
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,000	1,232,812
Trans. Sys. Bond, Rfdg.	5.000	12/15/26	500	597,165
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,600	4,486,631
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,533,989
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	3,590	3,949,401
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,885,247
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,305	1,389,554
Series A, Rfdg.	5.000	06/01/25	2,345	2,682,916
Series A, Rfdg.	5.000	06/01/27	1,645	1,991,593
Series A, Rfdg.	5.000	06/01/28	2,320	2,871,517
Series A, Rfdg.	5.000	06/01/29	2,980	3,680,355

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
Tob. Settlement Fing. Corp. Rev., (cont’d.)
Series A, Rfdg.	5.000%	06/01/37	2,000	$2,416,841
Series A, Rfdg.	5.250	06/01/46	5,500	6,642,714
				81,320,548
New Mexico 0.6%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,508,339
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	3,033,609

New Mexico Fin. Auth. Rev., Sub. Series A	5.000	06/15/28	1,250	1,574,970
				6,116,918
New York 4.8%
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	4,103,134
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	3,078,456
New York,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,200,229
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,310,364

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Series A, Rfdg., AGM	5.000	03/01/28	750	930,709
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Series A-1, Rfdg.	5.000	11/01/27	2,000	2,482,015
Sub. Series D-1, Rfdg.	5.000	11/01/28	3,500	4,446,806
New York City Wtr. & Swr. Sys. Rev.,
Sub. Series CC-2	5.000	06/15/28	2,330	2,822,980
Wtr. & Swr. 2nd Gen. Resolution, Series DD, Rfdg.	5.000	06/15/29	2,000	2,579,966
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,207,580
New York Univ., Series A, Rfdg.	4.000	07/01/46	600	718,590
Series A, Rfdg.	5.000	03/15/29	3,025	3,857,159

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	4,093,850
New York St. Thruway Auth. Rev., Series A-1, Grp. 1, Rfdg.	5.000	03/15/31	2,000	2,662,916
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	921,013

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000%	07/01/46	1,000	$1,101,754
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,865,100
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,195,014
Triborough Bridge & Tunnel Auth. Rev.,
Series A-1, Rfdg.	5.000	05/15/51	2,500	3,230,241
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	2,140,343

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,332,513
Util. Debt Secur. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,810,414
				52,091,146
North Carolina 0.8%
Charlotte Mecklenburg Hosp. Auth. Rev., Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,000	1,250,408
Charlotte NC Arpt. Spl. Facs. Rev., Series B, Rfdg., AMT	4.000	07/01/51	1,200	1,397,276
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. Rev., Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	652,969
North Carolina Med. Care Commn. Rev., Caromont Hlth., Series B (Mandatory put date 02/01/26)	5.000(cc)	02/01/51	990	1,162,242
North Carolina St. Rev., Grant Anticipation Rev.	5.000	03/01/28	1,000	1,247,976
North Carolina Tpke. Auth. Rev., BANS	5.000	02/01/24	3,000	3,276,367
				8,987,238
North Dakota 0.1%
Cass Cnty. Joint Wtr. Resource Dist., Series A, GO	0.480	05/01/24	1,000	987,300
Ohio 5.0%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	568,878
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,426,139

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
American Muni. Pwr., Inc. Rev., Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000%	02/15/30	2,225	$2,872,196
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	3,485	4,300,835
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	1,125	1,443,390
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	5,037,240
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,135	3,990,204
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,181,503
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,174,845
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,662,484
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,417,166

Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,120	1,267,991
Montgomery Cnty. Rev., Dayton Children’s Hosp., Rfdg.	4.000	08/01/46	1,350	1,566,596
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	517,355
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,549,622
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	748,877

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,220,383
Ohio St. Higher Edl. Facs. Commn. Rev., Cleveland Clnc. Hlth. Sys. Oblig., Series A-1, Rfdg. (Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,102,644
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	4.000	01/01/36	2,500	2,892,537
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,595	3,221,743
Grant Anticipation Rev. Vehicle, Series 1-A	5.000	12/15/28	800	1,018,943

Ohio Wtr. Dev. Auth. Rev., Rfdg.	5.000	06/01/46	5,000	6,608,875
				54,790,446
Oklahoma 1.4%
Oklahoma Dev. Fin. Auth. Rev.,
Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,507,887
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,514,379

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma (cont’d.)
Oklahoma Tpke. Auth. Rev.,
2nd Sr. Series A, Rfdg.	5.000%	01/01/28	2,340	$2,912,984
2nd Sr. Series A, Rfdg.	5.000	01/01/29	1,115	1,420,117
Series A	4.000	01/01/48	2,000	2,276,438
Series A	5.000	01/01/42	3,000	3,486,591

Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	2,081,748
				15,200,144
Pennsylvania 5.7%
Allegheny Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	01/01/27	2,000	2,400,504
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	392,976
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,700,000
Chester Cnty. Indl. Dev. Auth. Rev., Sustainability Bonds-Longwood Gardens Inc., Proj.	4.000	12/01/51	1,000	1,173,888
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,225	2,560,801
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	1,280	1,589,585
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,095	1,338,614

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	2,000	2,579,359
Geisinger Auth. Rev., Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,305,380
Gen. Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,348,590
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,348,912
Pennsylvania Econ. Dev. Fing. Auth., Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,249,688
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,645,571
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/28	1,835	2,304,376
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,000	2,509,981

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000%	12/01/38	1,000	$1,125,896
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,713,242
Series A-2, Rfdg.	5.000	12/01/26	870	1,052,586
Series A-2, Rfdg.	5.000	12/01/28	870	1,078,474
Series B	5.000	12/01/45	7,000	8,085,665
Series B, Rfdg.	5.000	12/01/29	1,350	1,751,103
Series C, Rfdg.	4.000	12/01/51	500	589,820
Sub. Series A-1	5.000	12/01/25	1,100	1,289,506
Sub. Series B, Rfdg.	5.000	06/01/29	1,860	2,202,638
Sub. Series B-1	5.250	06/01/47	2,000	2,419,480

Philadelphia Arpt. Rev., Priv. Activ., Rfdg., AMT	5.000	07/01/27	1,125	1,363,048
Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,233,682
Children’s Hosp. Proj., Series A, Rfdg.	5.000	07/01/28	1,425	1,791,284
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	777,910
16th Series A, AGM	5.000	08/01/29	1,000	1,269,434

Philadelphia, Wtr. & Wstewtr. Rev., Series A	5.000	11/01/27	1,180	1,463,048
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev., Rfdg.	4.000	04/15/26	2,250	2,560,456
				62,215,497
Puerto Rico 1.0%
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	1,260	1,298,501
Sr. Lien, Series A	6.000	07/01/47	1,050	1,083,304
Puerto Rico Sales Tax Fing. Corp. Rev.,
Restructured, Series A-1	4.500	07/01/34	848	935,602
Series A-1, CABS	1.519(t)	07/01/27	6,342	5,827,777
Series A-1, CABS	1.597(t)	07/01/24	1,466	1,406,912
				10,552,096
Rhode Island 0.8%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,815	4,757,631
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/22	325	331,914

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Rhode Island (cont’d.)
Tob. Settlement Fing. Corp. Rev., (cont’d.)
Series A, Rfdg.	5.000%	06/01/24	395	$435,382
Series A, Rfdg.	5.000	06/01/40	2,350	2,627,558
				8,152,485
South Carolina 1.3%
South Carolina Ports Auth. Rev., AMT	4.000	07/01/45	1,000	1,076,952
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125	12/01/43	2,000	2,169,514
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,323,620
Series A, Rfdg.	5.000	12/01/29	1,300	1,495,149
Series A, Rfdg.	5.000	12/01/31	4,595	6,027,627
				14,092,862
South Dakota 0.1%
Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg. (Pre-refunded 06/01/23)(ee)	5.000	06/01/27	1,000	1,070,041
Tennessee 1.0%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	957,852
Tennergy Corp. Rev., Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,100	5,948,531
Tennessee Energy Acq. Corp. Gas Rev.,
Series A	5.250	09/01/26	2,605	3,060,541
Series C	5.000	02/01/22	1,050	1,057,311
				11,024,235
Texas 8.2%
Board of Regents of the Univ. of Texas Sys. Rev., Series B, Rfdg.	5.000	08/15/29	2,100	2,728,810
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	1,250	1,385,043
Series C	5.000	01/01/27	800	929,477
Sr. Lien, Series A (Pre-refunded 07/01/25)(ee)	5.000	01/01/40	1,395	1,616,585
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,158,788
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,000	1,256,745

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000%	08/15/43	1,000	$1,084,473
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,110,169

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,149,522
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,355	1,671,096
Series A, Rfdg.	5.000	11/01/25	1,250	1,461,962
Series A, Rfdg.	5.000	11/01/26	1,235	1,485,547
Series B, Rfdg.	5.000	11/01/26	1,420	1,707,672

Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,141,532
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 12/01/21)	0.050(cc)	09/01/25	10,650	10,650,000
ExxonMobil Proj., FRDD (Mandatory put date 12/01/21)	0.050(cc)	12/01/25	9,650	9,650,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 12/01/21)	0.040(cc)	06/01/30	2,100	2,100,000
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Med. Facs. Mtg., Baylor Clg. of Medicine, Series A, Rfdg. (Mandatory put date 07/01/24)	0.710(cc)	11/15/46	2,000	2,019,160
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,310	2,784,656
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,160	1,306,445
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/31)	5.000(cc)	10/01/51	2,130	2,851,392
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Rfdg.	5.000	08/15/28	1,250	1,573,506
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,679,442
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	5,640	5,793,162
Sub. Lien, Series B, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	2,000	2,055,265
Sub. Series A, Rfdg., AMT	4.000	07/01/46	1,250	1,451,623
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	1,750	2,128,524
Series B, Rfdg., AGM(hh)	5.000	05/15/28	1,130	1,382,667

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., ExxonMobil Proj., Series B, Rfdg., FRDD (Mandatory put date 12/01/21)	0.040%(cc)	11/01/29	1,885	$1,885,000
Matagorda Cnty. Navigation Dist. No. 1 Rev., Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,246,909
North Texas Twy. Auth. Rev.,
1st Tier, Series A, Rfdg.	5.000	01/01/28	785	917,329
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,515,921
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,370	1,648,208
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,295	1,597,966
Series A, Rfdg.	5.000	01/01/26	505	552,156
Series B, Rfdg.	5.000	01/01/45	2,000	2,243,923

Port Auth. of Houston of Harris Cnty. Texas Rev., Arpt. & Marina Imps.(hh)	5.000	10/01/51	4,000	5,264,926
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	550,926
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,662,820
				89,399,347
Utah 2.2%
Cnty. of Utah Rev.,
IHC Hlth. Serv., Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,764,672
IHC Hlth. Serv., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	6,665	7,967,808
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/23	2,000	2,144,157
Series A, AMT	5.000	07/01/28	2,070	2,560,478
Series A, AMT	5.000	07/01/51	2,000	2,504,269
Series A, AMT	5.250	07/01/48	2,000	2,444,128
				23,385,512
Virginia 1.2%
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,175	2,218,241
Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	3,000	3,419,188

Hampton Roads Trans. Accountability Commn. Rev., BANS, Sr. Lien, Series A	5.000	07/01/26	3,820	4,559,424

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)

Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000%	11/01/48	2,000	$2,286,595
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	761,273
				13,244,721
Washington 2.0%
King Cnty., Series A, GO	5.000	01/01/28	1,000	1,247,700
Port of Seattle Rev.,
Intermediate Lein Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/28	1,500	1,863,399
Intermediate Lein Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	2,000	2,533,261
Series A, AMT	5.000	05/01/43	1,500	1,770,183

Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,079,494
Univ. of Washington Rev.,
Forward Delivery, Series C, Rfdg.	5.000	04/01/31	1,250	1,660,757
Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,410	1,868,291
Forward Delivery, Series C, Rfdg.	5.000	04/01/34	1,000	1,321,331
Forward Delivery, Series C, Rfdg.	5.000	04/01/35	2,000	2,641,701
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	778,156
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,974,441
Seattle Children’s Hosp., Series A (Pre-refunded date 10/01/22)(ee)	5.000	10/01/42	2,300	2,390,636
				22,129,350
West Virginia 0.7%
West Virginia Econ. Dev. Auth. Rev., Wheeling Pwr. Co. Mitchell Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	503,745
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000	01/01/43	1,000	1,216,016
West Virginia Prkwys. Auth. Rev.,
Sr. Lien	5.000	06/01/47	2,500	3,210,042
Sr. Tpke. Toll	4.000	06/01/47	1,970	2,255,821
				7,185,624

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.3%
Pub. Fin. Auth. Rev., Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000%(cc)	10/01/41	1,500	$1,825,239
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,736,590
				3,561,829

TOTAL INVESTMENTS 100.5% (cost $1,036,419,772)				1,092,448,127
Liabilities in excess of other assets(z) (0.5)%				(5,910,420)

Net Assets 100.0%				$1,086,537,707

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2021.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM National Muni Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
58	20 Year U.S. Treasury Bonds	Mar. 2022	$9,403,250	$(161,298)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).